Impairment test (Tables)	12 Months Ended
Dec. 31, 2023
Impairment Test [Abstract]
Schedule of impairment loss

	US $ in millions	Income statement line item
Vessels (*)	1,598.7	Impairment of assets
Containers and handling equipment (*)	391.8	Impairment of assets
Other tangible assets (*)	63.8	Impairment of assets / Other operating expenses (**)
Goodwill	9.1	Impairment of assets
	2,063.4

(*) Including right-of-use assets.
(**) Impairment loss in the amount of US$ 28.5 million was included in Other operating expenses.